Certnys

1-12307

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003377

Received SEC

SEP 17 2013

Washington, DC 20549

Receive

SEP 1

Washington, D

September 17, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Zions Bancorporation, 6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 17, 2013. Tentative listing date – September 19, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com